Organization, Business and Summary of Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Organization Business And Summary Of Significant Accounting Policies Details Narrative
Pecentage representation in revenues	100.00%	100.00%
Pecentage representation in receivables	100.00%	100.00%
Unbilled accounts receivable	$ 418,000		$ 882,000
Rent expense	20,000	16,000
Liability for warrants	$ 0	$ 19,717,000	$ 19,319,000	$ 23,405,000